FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments are shown below:

AS OF DEC. 31 US$ MILLIONS	2024		2023
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$53,802	$53,802	$18,777	$18,777
Equity securities(1)	3,854	3,854	3,663	3,663
Mortgage loans on real estate, net of allowance	12,426	12,240	5,962	5,683
Private loans, net of allowance	5,204	5,320	1,198	855
Real estate partnerships(2)	1,487	1,487	—	—
Policy loans	276	276	390	390
Short-term investments(3)	4,400	4,400	3,115	3,115
Other invested assets:
Derivative assets	1,361	1,361	342	342
Separately managed accounts	71	71	105	105
Other(4)(5)	956	958	58	58
Cash and cash equivalents	12,243	12,243	4,308	4,308
Reinsurance funds withheld – embedded derivative	18	18	(46)	(46)
Other assets – market risk benefit assets	856	856	34	34
Separate account assets(6)	1,343	1,343	1,189	1,189
Total financial assets	$98,297	$98,229	$39,095	$38,473
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,123	$1,123	$1,104	$1,104
Market risk benefits	3,655	3,655	89	89
Other liabilities – derivative liabilities	27	27	12	12
Funds withheld for reinsurance liabilities – embedded derivative	37	37	—	—
Notes payable	189	189	174	174
Corporate and subsidiary borrowings	4,351	4,371	3,569	3,567
Separate account liabilities(6)	1,343	1,343	1,189	1,189
Total financial liabilities	$10,725	$10,745	$6,137	$6,135
__________________________
(1)Balance as of December 31, 2023 includes $424 million of private equity measured at cost less impairment, if any, as their fair values were not readily determinable and were therefore not subject to fair value hierarchy. The Company held no equity securities without readily determinable fair values as of December 31, 2024.
(2)Balance represents financial assets that are fair valued in accordance with ASC 825.
(3)Balance as of December 31, 2024 includes $400 million of amounts loaned under reverse repurchase agreements. The fair value of the collateral received under these agreements were $783 million as of December 31, 2024. We had no outstanding reverse repurchase agreements as of December 31, 2023.
(4)Balances include $637 million and $12 million of other invested assets not subject to fair value hierarchy as of December 31, 2024 and 2023, respectively. Balance as of December 31, 2024 includes $171 million of financial assets fair valued in accordance with ASC 825.
(5)Balances exclude $1.3 billion and $209 million of derivative cash collaterals that are recorded as an offset to “Other invested assets” in the statements of financial position and are also not included in fair value hierarchy as of December 31, 2024 and 2023, respectively (refer to “Derivative Exposure” section of Note 9 for details).
(6)Balances include $31 million and $26 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy as of December 31, 2024 and 2023, respectively.

Schedule of Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the assets and liabilities recorded at fair value are shown below:

AS OF DEC. 31, 2024 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$369	$310	$59	$—
U.S. states and political subdivisions	3,289	—	3,233	56
Foreign governments	2,042	—	2,042	—
Corporate debt securities	37,380	—	34,696	2,684
Residential mortgage-backed securities	1,310	—	1,291	19
Commercial mortgage-backed securities	3,320	—	3,245	75
Collateralized debt securities	6,092	—	3,447	2,645
Total fixed maturity, available-for-sale	53,802	310	48,013	5,479
Equity securities:
Common stock	3,412	2,858	2	552
Preferred stock	438	36	12	390
Private equity and other	4	—	—	4
Total equity securities	3,854	2,894	14	946
Investment real estate(1)	1,283	—	—	1,283
Real estate partnerships(1)(2)	1,529	—	—	1,529
Investment funds(1)(3)	124	—	—	124
Short-term investments	4,400	3,213	834	353
Other invested assets:
Derivative assets	1,361	—	1,138	223
Separately managed accounts	71	—	—	71
Other	319	—	11	308
Cash and cash equivalents	12,243	12,243	—	—
Reinsurance funds withheld – embedded derivative	18	—	—	18
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	856	—	—	856
Separate account assets	1,312	258	1,054	—
Total financial assets	$81,194	$18,918	$51,086	$11,190
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,123	$—	$—	$1,123
Market risk benefits	3,655	—	—	3,655
Funds withheld for reinsurance liabilities – embedded derivative	37	—	—	37
Other liabilities – derivative liabilities	27	—	27	—
Separate account liabilities	1,312	258	1,054	—
Total financial liabilities	$6,154	$258	$1,081	$4,815
__________________________
(1)Balances include financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(2)$1.5 billion of real estate partnerships and $171 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(3)Balance for investment funds excludes those measured at estimated fair value using NAV per share as a practical expedient. As of December 31, 2024 and 2023, the estimated fair values of investment funds measured at NAV as a practical expedient were $380 million and nil, respectively.

AS OF DEC. 31, 2023 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$497	$442	$55	$—
U.S. states and political subdivisions	670	—	670	—
Foreign governments	614	—	614	—
Corporate debt securities	14,592	—	12,314	2,278
Residential mortgage-backed securities	376	—	376	—
Commercial mortgage-backed securities	726	—	696	30
Collateralized debt securities	1,302	—	961	341
Total fixed maturity, available-for-sale	18,777	442	15,686	2,649
Equity securities:
Common stock	3,073	2,682	—	391
Preferred stock	121	37	—	84
Private equity and other	45	—	—	45
Total equity securities	3,239	2,719	—	520
Short-term investments	3,115	1,948	40	1,127
Other invested assets:
Derivative assets	342	—	115	227
Separately managed accounts	105	—	—	105
Other	46	—	—	46
Cash and cash equivalents	4,308	4,264	44	—
Reinsurance funds withheld – embedded derivative	(46)	—	—	(46)
Other assets – market risk benefit assets	34	—	—	34
Separate account assets	1,163	405	758	—
Total financial assets	$31,083	$9,778	$16,643	$4,662
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,104	$—	$232	$872
Market risk benefits	89	—	—	89
Other liabilities – derivative liabilities	12	8	4	—
Separate account liabilities	1,163	405	758	—
Total financial liabilities	$2,368	$413	$994	$961

Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying amount and estimated fair value of financial instruments not recorded at fair value are shown below. The table below excludes accrued investment income, which is recorded at amortized cost in the statements of financial position, as their carrying amounts approximate the fair values due to their short-term nature.

AS OF DEC. 31, 2024 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$12,426	$12,240	—	—	12,240
Private loans, net of allowance	5,204	5,320	—	153	5,167
Policy loans	276	276	—	—	276
Deposit assets	6,165	6,026	—	—	6,026
Other invested assets, excluding derivatives and separately managed accounts	637	639	—	408	231
Total financial assets	$24,708	$24,501
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$79,383	$79,383	—	—	79,383
Corporate and subsidiary borrowings	4,351	4,371	—	—	4,371
Notes payable	189	189	—	—	189
Total financial liabilities	$83,923	$83,943

AS OF DEC. 31, 2023 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$5,962	$5,683	—	—	5,683
Private loans, net of allowance	1,198	855	—	—	855
Policy loans	390	390	—	—	390
Other invested assets, excluding derivatives and separately managed accounts	12	12	—	—	12
Total financial assets	$7,562	$6,940
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$21,627	$20,098	—	6,001	14,097
Corporate and subsidiary borrowings	3,569	3,567	133	249	3,185
Notes payable	174	174	—	—	174
Total financial liabilities	$25,370	$23,839

Schedule of Fair Value Assets Measured on Recurring Basis
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets			Liabilities
US$ MILLIONS	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of Jan. 1, 2023	$2,489	$121	$154	$(726)	$—
Acquisition from business combination	47	—	—	—	—
Fair value changes in net income	(171)	109	(200)	(96)	—
Fair value changes in other comprehensive income	389	—	—	—	—
Purchases	6,304	133	—	—	—
Sales	(4,611)	—	—	—	—
Settlements or maturities	—	(136)	—	—	—
Premiums less benefits	—	—	—	(50)	—
Balance as of Dec. 31, 2023	$4,447	$227	$(46)	$(872)	$—
Acquisition from business combination	4,288	—	—	—	—
Derecognition(2)	—	—	(196)	—	—
Fair value changes in net income	(38)	125	260	(204)	(37)
Fair value changes in other comprehensive income	94	—	—	—	—
Purchases	3,132	147	—	—	—
Sales	(350)	—	—	—	—
Settlements or maturities	(935)	(276)	—	49	—
Premiums less benefits	—	—	—	(96)	—
Transfers into Level 3	367	—	—	—	—
Transfers out of Level 3	(912)	—	—	—	—
Balance as of Dec. 31, 2024	$10,093	$223	$18	$(1,123)	$(37)
__________________________
(1)Balance includes separately managed accounts.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of reinsurance funds withheld.

Schedule of Valuation Techniques and Unobservable Inputs of Level 3 Fair Value Measurements
The following summarizes the valuation techniques and significant unobservable inputs used for recurring Level 3 fair value measurements:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs	Range
Available-for-sale fixed maturity securities	•Discounted cash flows	•Discount rate	•1% - 10%
Investment real estate and real estate partnerships	•Broker price opinions
Short-term investments	•Discounted cash flows	•Discount rate	•6% - 24%
Derivative assets	•Vendor sourced prices	•Equity index volatility •Forward price/dividend
Separately managed accounts	•Current value method	•NCY EBITDA(1)
__________________________
(1)NCY EBITDA uses forecasted EBITDA expected to be achieved over the next calendar year.